COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the form of Statement of Additional Information for the series of the Trust identified on Schedule I that would have been filed pursuant to 17 C.F.R. 230.497(c) does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 76 under the 1933 Act and Amendment No. 77 under the 1940 Act, the text of which was filed electronically on August 1, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of August, 2008.

COLUMBIA FUNDS SERIES TRUST I

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary

Schedule I

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia International Growth Fund

Columbia Mid Cap Value and Restructuring Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia Value and Restructuring Fund